SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

                                 -----------------

DWS Alternative Asset Allocation Plus    DWS LifeCompass 2040 Fund
   Fund                                  DWS LifeCompass Income Fund
DWS Balanced Fund                        DWS LifeCompass Protect Fund
DWS Core Plus Allocation Fund            DWS LifeCompass Retirement Fund
DWS LifeCompass 2015 Fund                DWS Lifecycle Long Range Fund
DWS LifeCompass 2020 Fund                DWS Value Builder Fund
DWS LifeCompass 2030 Fund


The above-referenced funds will not impose a 2% redemption fee on fund shares acquired (either by purchase or exchange) on or after April 1, 2008. Fund shares acquired (either by purchase or exchange) prior to April 1, 2008, will remain subject to a 2% redemption fee to the extent such fund shares are redeemed or exchanged within 15 days of acquiring them (subject to certain exceptions) as described in the section entitled "Policies You Should Know About -- Redemption fees" of each fund's prospectuses.







               Please Retain This Supplement for Future Reference



                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

March 6, 2008
DMF-3670